Interest Rate Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain / (loss) on interest rate derivatives	$ 9,725	$ (881)	$ (15,322)
Interest rate swap agreements, liability	$ 35,591	$ 45,315